Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions

Note 6 – Acquisitions

Description of the Transactions

HT Skills Ltd.

On July 1, 2014, the Company entered into an Exchange Agreement by and among the Company, HT Skills Ltd., an entity organized under the laws of England and Wales (“HT Skills”), and Five5Five PTE Ltd., the sole shareholder of HT Skills (“HT Seller”). On the same date, the parties consummated the transaction, pursuant to which the HT Seller sold, and the Company purchased, all of HT Skills’ outstanding capital stock, in exchange for 221,985 unregistered shares of the Company’s common stock.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Assets Acquired:
Accounts receivable	$310,464
Unbilled revenue	100,200
Property, plant and equipment	167,728
Goodwill	10,782,378
Assets acquired	$11,360,770

Liabilities Assumed:
Accounts payable	$409,602
Short term debt	148,006
Other long term liabilities	147,882
Liabilities assumed	$705,490

Net assets acquired	$10,655,280
Fair value of consideration given	$10,655,280

Member Digital Ltd.

On July 1, 2014, the Company entered into an Exchange Agreement by and among the Company, Member Digital Ltd., an entity organized under the laws of England and Wales (“Member Digital”), and the shareholders of Member Digital (the “MDSellers”). On the same date, the parties consummated the transaction, pursuant to which the MD Sellers sold, and the Company purchased, all of Member Digital’s outstanding capital stock, in exchange for 20,833 unregistered shares of the Company’s common stock.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Assets Acquired:
Cash	$8,305
Accounts receivable	5,884
Goodwill	1,002,063
Assets acquired	$1,016,252

Liabilities Assumed:
Accounts payable	$16,252
Liabilities assumed	$16,252

Net assets acquired	$1,000,000
Fair value of consideration given	$1,000,000

GroupCard BV

On July 7, 2014, the Company entered into an Exchange Agreement by and among the Company, GroupCard BV, an entity organized under the laws of the Netherlands (“GroupCard”), and the shareholders of GroupCard (the “GC Sellers”). On the same date, the parties consummated the transaction, pursuant to which the GC Sellers sold, and the Company purchased, all of GroupCard’s outstanding capital stock, in exchange for 46,875 unregistered shares of the Company’s common stock. In connection with the transaction, the Company agreed to loan GroupCard, within 120 days of the closing of the transaction, $400,000 at six percent interest per annum for working capital purposes. In addition, the Company agreed to pay the GC Sellers four semi-annual earn-out payments of shares of Common Stock (“Earn-Out Shares”), commencing on January 1, 2015. In the event 20,000 or more members are added by GroupCard during a semi-annual period (each, an “Earn-Out Period”), the Company shall issue to the GC Sellers the number of Earn-Out Shares equal to (i) $25.00 per member added by GroupCard during such Earn-Out Period, divided by (ii) $0.80. In the event less than 20,000 members are added during an Earn-Out Period, the Company will not issue any Earn-Out Shares to the Sellers for such period; however, any members added during such Earn-Out Period will be counted towards the subsequent Earn-Out Period. The Company recorded a contingent liability of $875,000 during 2014, this amount was relieved through the issuance of 18,229 shares of the Company’s common stock during the June 2015 quarter as outlined in the Exchange Agreement.  Furthermore, the Company has evaluated the potential contingencies associated with this Exchange Agreement and determined that there is no additional contingent liability required as of June 30, 2015.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Assets Acquired:
Cash	$4,460
Accounts receivable	19,177
Prepaid expenses	12,275
Goodwill	3,155,326
Assets acquired	$3,191,238

Liabilities Assumed:
Accounts payable	$43,212
Other current liabilities	23,026
Liabilities assumed	$66,238

Net assets acquired	$3,125,000
Fair value of consideration given:
Acquisition date	$2,250,000
Contingent	875,000
Total fair value of consideration given	$3,125,000

ELEQT Ltd.

On October 1, 2014, the Company entered into an Exchange Agreement by and among the Company, ELEQT Ltd., an entity organized under laws of the England and Wales (“ELEQT”), and the shareholders of ELEQT (the “ELEQT Sellers”). On the same date, the parties consummated the transaction, pursuant to which the ELEQT Sellers sold, and the Company purchased, all of ELEQT’s outstanding capital stock, in exchange for 516,667 unregistered shares of the Company’s common stock.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Assets Acquired:
Cash	$85,896
Accounts receivable	61,624
Other receivables	339,268
Property, plant and equipment	6,838
Intangible assets	403,058
Goodwill	25,677,277
Assets acquired	$26,573,961

Liabilities Assumed:
Accounts payable	$77,999
Other current liabilities	541,279
Liabilities assumed	$619,278

Net assets acquired	$25,954,683
Fair value of consideration given:
Acquisition date	$25,575,000
Contingent	379,683
Total fair value of consideration given	$25,954,683

Robson Dowry Ltd.

On November 15, 2014, the Company entered into an Exchange Agreement by and among the Company, Robson Dowry Associates Ltd., an entity organized under the laws of the England and Wales (“Robson Dowry”), and the shareholders of Robson Dowry Associates Ltd. (the “Robson Dowry Sellers”). On the same date, the parties consummated the transaction, pursuant to which the Sellers sold, and the Company purchased, all of Robson Dowry’s outstanding capital stock, in exchange for 25,000 unregistered shares of the Company’s common stock.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Assets Acquired:
Accounts receivable	$95,605
Prepaid expenses	31,318
Property, plant and equipment	8,485
Goodwill	347,934
Assets acquired	$483,342

Liabilities Assumed:
Accounts payable	$96,704
Other current liabilities	41,638
Liabilities assumed	$138,342

Net assets acquired	$345,000
Fair value of consideration given	$345,000

RocketHub

On April 15, 2015, the Company entered into an Agreement and Plan of Merger with EFactor Merger Sub Inc., a New York corporation and wholly owned subsidiary of the Company (“Merger Sub”), RocketHub Inc., a New York corporation (“RocketHub”), the shareholders of RocketHub (the “ RocketHub Sellers”) and a representative of the RocketHub Sellers. Pursuant and subject to the terms and conditions of the merger agreement, Merger Sub was merged with and into RocketHub, with RocketHub surviving as a wholly owned subsidiary of the Company. As consideration for the merger, the RocketHub Sellers received 357,143 shares of common stock, par value $0.001, of the Company.

Assets Acquired:
Cash	$169,588
Accounts receivable	$12,013
Property, plant and equipment	155,128
Other assets	643
Goodwill	1,821,200
Assets acquired	$2,158,572

Liabilities Assumed:
Accounts payable	$10,196
Funds held in trust	179,090
Other current liabilities	255,000
Other long term liabilities	—
Liabilities assumed	$444,286

Net assets acquired	$1,714,286
Fair value of consideration given	$1,714,286

Basis of Presentation

These acquisitions have been accounted for using the purchase method of accounting. Under the purchase method of accounting, the total purchase price was allocated to the assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date, including identifiable intangible assets which either arise from a contractual or legal right or are separable from goodwill. The excess of purchase price over the estimated fair value assigned to the net tangible and identifiable intangible assets acquired and liabilities assumed is considered goodwill. The Company’s results of operations included the activities of Member Digital, HT Skills, GroupCard, ELEQT, Robson Dowry, and RocketHub from their respective dates of acquisition. The Company recorded the purchase based on the quoted market price of the stock for the purchase.

Purchase Price Allocation

In accordance with ASC 805, Business Combinations, the Company recorded the assets acquired and liabilities assumed at their respective estimated fair values as of their respective acquisition dates. The total estimated purchase prices were allocated to the assets acquired and liabilities assumed based on their estimated fair values. The fair value allocation is preliminary and is subject to change based on evaluations of the assets currently being performed by the Company.

Note 12. Acquisitions

Acquisition of HT Skills Ltd

On July 1, 2014, the Company entered into an Exchange Agreement by and among the Company, HT Skills Ltd., an entity organized under the laws of England and Wales (“HT Skills”), and Five5Five PTE Ltd., the sole shareholder of HT Skills (“HT Seller”). On the same date, the parties consummated the transaction, pursuant to which the HT Seller sold, and the Company purchased, all of HT Skills’ outstanding capital stock, in exchange for 221,985 unregistered shares of the Company’s common stock.

The following table summarizes the preliminary allocation of the acquisition purchase price based on the estimated fair value of the acquired assets and assumed liabilities:

Assets Acquired:
Accounts receivable	$310,464
Unbilled revenue	100,200
Property, plant and equipment	167,728
Goodwill	10,782,378
Assets acquired	$11,360,770

Liabilities Assumed:
Accounts payable	$409,602
Short term debt	148,006
Other long term liabilities	147,882
Liabilities assumed	$705,490

Net assets acquired	$10,655,280
Fair value of consideration given	$10,655,280

While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value the assets acquired and liabilities assumed as of July 1, 2014, the purchase price allocation will be solidified for any change in existing, assets and liabilities during the measurement period.

The following is the unaudited pro forma information for the years ended December 31, 2014 and 2013 assuming the acquisition of HT Skills occurred on January 1, 2013:

	2014	2013
Sales	$2,050,906	$2,116,637
Operating expenses	28,480,532	6,114,519
Operating loss	(26,429,626)	(3,997,882)
Non-operating expense	1,888,404	1,945,323
Net loss	$(28,318,030)	$(5,943,205)
Basic and diluted net income per common share	$(20.40)	$(6.60)

Acquisition of Member Digital

On July 1, 2014, the Company entered into an Exchange Agreement by and among the Company, Member Digital Ltd., an entity organized under the laws of England and Wales (“Member Digital”), and the shareholders of Member Digital (the “MD Sellers”). On the same date, the parties consummated the transaction, pursuant to which the MD Sellers sold, and the Company purchased, all of Member Digital’s outstanding capital stock, in exchange for 20,833 unregistered shares of the Company’s common stock.

The following table summarizes the preliminary allocation of the acquisition purchase price based on the estimated fair value of the acquired assets and assumed liabilities:

Assets Acquired:
Cash	$8,305
Accounts receivable	5,884
Goodwill	1,002,063
Assets acquired	$1,016,252

Liabilities Assumed:
Accounts payable	$16,252
Liabilities assumed	$16,252

Net assets acquired	$1,000,000
Fair value of consideration given	$1,000,000

While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value the assets acquired and liabilities assumed as of July 1, 2014, the purchase price allocation will be solidified for any change in existing, assets and liabilities during the measurement period.

The following is the unaudited pro forma information for the twelve months ended December 31, 2014 and 2013 assuming the acquisition of Member Digital occurred on January 1, 2013:

	2014	2013
Sales	$1,747,738	$903,459
Operating expenses	28,224,312	4,951,812
Operating loss	(26,476,574)	(4,048,353)
Non-operating expense	1,877,338	1,853,557
Net loss	$(28,353,912)	$(5,901,910)
Basic and diluted net income per common share	$(20.40)	$(9.60)

Acquisition of GroupCard

On July 7, 2014, the Company entered into an Exchange Agreement by and among the Company, GroupCard BV, an entity organized under the laws of the Netherlands (“GroupCard”), and the shareholders of GroupCard (the “GC Sellers”). On the same date, the parties consummated the transaction, pursuant to which the GC Sellers sold, and the Company purchased, all of GroupCard’s outstanding capital stock, in exchange for 46,875 unregistered shares of the Company’s common stock. In addition, the Company agreed to pay the GC Sellers four semi-annual earn-out payments of shares of Common Stock (“Earn-Out Shares”), commencing on January 1, 2015.

In the event 20,000 or more members are added by GroupCard during a semi-annual period (each, an “Earn-Out Period”), the Company shall issue to the GC Sellers the number of Earn-Out Shares equal to (i) $25.00 per member added by GroupCard during such Earn-Out Period, divided by (ii). In the event less than 20,000 members are added during an Earn-Out Period, the Company will not issue any Earn-Out Shares to the Sellers for such period; however, any members added during such Earn-Out Period will be counted towards the subsequent Earn-Out Period. The Company has evaluated the potential contingencies associated with this Exchange Agreement and determined that as of December 31, 2014 there was a liability for contingent consideration of approximately $875,000 which will be settled in common stock.

The following table summarizes the preliminary allocation of the acquisition purchase price based on the estimated fair value of the acquired assets and assumed liabilities:

Assets Acquired:
Cash	$4,460
Accounts receivable	19,177
Prepaid expenses	12,275
Goodwill	3,155,326
Assets acquired	$3,191,238

Liabilities Assumed:
Accounts payable	$43,212
Other current liabilities	23,026
Liabilities assumed	$66,238

Net assets acquired	$3,125,000
Fair value of consideration given:
Acquisition date	$2,250,000
Contingent consideration	875,000
Total fair value of consideration given	$3,125,000

While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value the assets acquired and liabilities assumed as of July 7, 2014, the purchase price allocation will be solidified for any change in existing, assets and liabilities during the measurement period.

The following is the unaudited pro forma information for the years ended December 31, 2014 and 2013 assuming the acquisition of GroupCard occurred on January 1, 2013:

	2014	2013
Sales	$1,905,715	$834,287
Operating expenses	10,883,177	4,990,728
Operating loss	(8,977,462)	(4,156,441)
Non-operating expense	3,102,396	1,853,381
Net loss	$(12,079,858)	$(6,009,822)
Basic and diluted net income per common share	$(9.00)	$(9.00)

Acquisition of ELEQT Ltd

On October 1, 2014, the Company entered into an Exchange Agreement by and among the Company, ELEQT Ltd., an entity organized under laws of the England and Wales (“ELEQT”), and the shareholders of ELEQT. On the same date, the parties consummated the transaction, pursuant to which the Sellers sold, and the Company purchased, all of ELEQT’s outstanding capital stock, in exchange for 516,667 unregistered shares of the Company’s common stock.

The Company also agreed to pay the Sellers an earn-out payment of shares of Common, commencing on October 1, 2015. The amount of shares to be distributed is based on ELEQT’s subsidiary achievement of various financial and operating metrics including revenue growth, gross profit margin improvement, membership growth amount and member spend growth. In the event ELEQT achieves all or a portion of these targets for the twelve months ended October 1, 2015, the Company will issue to the Sellers up to a maximum of 60,556 Earn-Out Shares. As of December 31, 2014, the Company has recognized a contingent consideration of approximately $380,000 related to the Earn-Out Shares.

The following table summarizes the preliminary allocation of the acquisition purchase price based on the estimated fair value of the acquired assets and assumed liabilities:

Assets Acquired:
Cash	$85,896
Accounts receivable	61,624
Other receivables	339,268
Property, plant and equipment	6,838
Intangible assets	403,058
Goodwill	25,677,277
Assets acquired	$26,573,961

Liabilities Assumed:
Accounts payable	$77,999
Other current liabilities	541,279
Liabilities assumed	$619,278

Net assets acquired	$25,954,683
Fair value of consideration given:
Acquisition date	$25,575,000
Contingent consideration	379,683
Total fair value of consideration given	$25,954,683

While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value the assets acquired and liabilities assumed as of October 1, 2014, the purchase price allocation will be solidified for any change in existing, assets and liabilities during the measurement period.

The following is the unaudited pro forma information for the years ended December 31, 2014 and 2013 assuming the acquisition of ELEQT occurred on January 1, 2013:

	2014	2013
Sales	$2,209,801	$2,031,533
Operating expenses	28,920,179	6,473,865
Operating loss	(26,710,378)	(4,442,332)
Non-operating expense	1,877,338	1,855,906
Net loss	$(28,587,716)	$(6,298,238)
Basic and diluted net income per common share	$(21.00)	$(5.40)

Acquisition of Robson Dowry

On November 15, 2014, the Company entered into an Exchange Agreement by and among the Company, Robson Dowry Associates Ltd., an entity organized under the laws of the England and Wales (“Robson Dowry”), and the shareholders of Robson Dowry Associates Ltd. On the same date, the parties consummated the transaction, pursuant to which the Sellers sold, and the Company purchased, all of Robson Dowry’s outstanding capital stock, in exchange for 25,000 unregistered shares of the Company’s common.

The following table summarizes the preliminary allocation of the acquisition purchase price based on the estimated fair value of the acquired assets and assumed liabilities:

Assets Acquired:
Accounts receivable	$95,605
Prepaid expenses	31,318
Property, plant and equipment	8,485
Goodwill	347,934
Assets acquired	$483,342

Liabilities Assumed:
Accounts payable	$96,704
Other current liabilities	41,638
Liabilities assumed	$138,342

Net assets acquired	$345,000
Fair value of consideration given	$345,000

While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value the assets acquired and liabilities assumed as of November 15, 2014, the purchase price allocation will be solidified for any change in existing, assets and liabilities during the measurement period.

The following is the unaudited pro forma information for the years ended December 31, 2014 and 2013 assuming the acquisition of Robson Dowry occurred on January 1, 2013:

	2014	2013
Sales	$2,209,371	$1,641,655
Operating expenses	28,538,270	5,654,285
Operating loss	(26,328,899)	(4,012,630)
Non-operating expense	1,877,338	1,853,557
Net loss	$(28,206,237)	$(5,866,187)
Basic and diluted net income per common share	$(20.40)	$(8.40)